Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues:
Operating lease revenues	$ 297,717	$ 363,787	$ 930,877	$ 1,060,968
Finance lease revenues	29,754	27,532	82,467	80,625
Management fee revenues	6,367	0	13,412	0
Total revenues	333,838	391,319	1,026,756	1,141,593
Equipment trading revenues	16,943	11,493	45,269	35,610
Equipment trading expenses	(16,297)	(10,440)	(43,275)	(32,258)
Trading margin	646	1,053	1,994	3,352
Net gain (loss) on sale of leasing equipment	3,167	17,435	21,722	(6,061)
Operating expenses:
Depreciation and amortization	89,233	134,952	296,961	406,569
Direct operating expenses	15,765	13,527	45,348	53,306
Administrative expenses	31,426	22,862	79,839	68,683
Transaction and other costs	0	5,095	0	26,746
Provision (reversal) for doubtful accounts	(2)	(53)	2,504	(1,543)
Total operating expenses	136,422	176,383	424,652	553,761
Operating income (loss)	201,229	233,424	625,820	585,123
Other (income) expenses:
Interest and debt expense	69,860	67,404	196,880	190,242
Other (income) expense, net	267	(56)	(5)	(134)
Total other (income) expenses	70,127	67,348	196,875	190,108
Income (loss) before income taxes	131,102	166,076	428,945	395,015
Income tax expense (benefit)	13,773	15,423	41,119	41,383
Net income (loss)	117,329	150,653	387,826	353,632
Less: dividends on preferred shares	15,888	13,028	46,520	39,084
Net income (loss) attributable to common shareholder	$ (101,441)	$ (137,625)	$ (341,306)	$ (314,548)